UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6465
The Travelers Series Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)
Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

ITEM 1.                  SCHEDULE OF INVESTMENTS

TRAVELERS SERIES TRUST:

U.S. GOVERNMENT SECURITIES PORTFOLIO
SOCIAL AWARENESS STOCK PORTFOLIO
PIONEER FUND PORTFOLIO

FORM N-Q

MARCH 31, 2005

U.S. GOVERNMENT SECURITIES PORTFOLIO

Schedules of Investments (unaudited)		March 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS — 33.4%
	U.S. Treasury Bonds:
$8,000,000	8.875% due 8/15/17 (a)	$11,125,320
7,500,000	6.000% due 2/15/26 (a)	8,581,935
13,000,000	6.375% due 8/15/27 (a)	15,622,854
1,000,000	5.250% due 2/15/29	1,053,321
32,200,000	U.S. Treasury Notes, 4.000% due 2/15/15	30,947,227
	U.S. Treasury Strip:
4,680,000	Zero coupon bond to yield 3.789% due 5/15/09	3,960,618
28,000,000	Zero coupon bond to yield 5.660% due 2/15/27 (a)	9,507,120
3,000,000	Zero coupon bond to yield 4.920% due 11/15/27	985,923
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $78,969,557)	81,784,318
U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.6%
U.S. Government Agency Mortgage Pass-Throughs — 40.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
224,253	4.000% due 5/1/19	214,802
3,523,218	5.000% due 8/1/19	3,528,138
250,636	7.000% due 7/1/29	260,544
50,399	8.000% due 9/1/30	54,257
490,848	7.500% due 5/1/32	525,266
2,621,527	4.500% due 4/1/33	2,493,905
1,900,000	4.500% due 4/13/35 (b)(c)	1,804,407
	Federal National Mortgage Association (FNMA):
5,666,607	4.500% due 9/1/19 (d)	5,547,039
1,476,494	4.000% due 4/18/20 (b)(c)	1,413,743
650,000	4.500% due 4/18/20 (b)(c)	635,578
2,950,000	5.000% due 4/18/20 (b)	2,948,156
5,450,000	5.500% due 4/13/25 (b)	5,460,355
493,863	7.500% due 11/1/29 (d)	523,524
965,390	6.500% due 5/1/32 (d)	1,004,003
4,282,297	4.000% due 5/1/33 (d)	4,134,087
18,165,536	5.000% due 8/1/34 (a)(d)	17,777,497
20,748,956	5.500% due 4/13/35 (b)(c)	20,781,366
10,900,000	6.000% due 4/13/35 (b)(c)	11,141,849
9,200,000	5.000% due 5/12/35 (b)(c)	8,970,000
	Government National Mortgage Association (GNMA):
288,428	9.000% due 9/15/09 (d)	305,262
58,020	8.500% due 5/15/18 (d)	63,486
10,000,000	5.500% due 4/20/35 (b)(c)	10,090,620
		99,677,884

See Notes to Schedules of Investments.

U.S. GOVERNMENT SECURITIES PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agency Bonds and Notes — 14.9%
$3,000,000	Federal National Mortgage Association (FNMA), 6.250% due 5/15/29	$3,450,342
13,949,000	Financing Corp. (FICO) Strips, Series 13, Zero coupon bond to yield 6.373%
	due 6/27/11 (a)	10,498,924
5,542,881	National Archives Facility Trust, COP, 8.500% due 9/1/19	6,697,557
10,000,000	Resolution Funding Corp. Strips, Zero coupon bond to yield 5.030%
	due 1/15/21	4,507,240
9,000,000	Tennessee Valley Authority, Global Power Bonds 2000, Series G,
	7.125% due 5/1/30 (a)	11,484,882
		36,638,945
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost - $134,862,344)	136,316,829
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
2,680,000	CS First Boston Mortgage Securities Corp.,
	Series 2004-C5, Class AJ, 4.889% due 11/15/37	2,624,821
427,323	Federal Home Loan Mortgage Corp. (FHLMC),
	Series 1103, Class J, 8.500% due 6/15/21	428,501
6,350,000	GE Capital Comercial Mortgage Corp.,
	Series 2005-C1, Class AJ, 4.826% due 6/10/48	6,185,845
4,950,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Series 2004-CBX, Class AJ, 4.951% due 1/12/37	4,872,112
5,500,000	LB-UBS Commercial Mortgage Trust,
	Series 2004-C8, Class AJ, 4.858% due 12/15/39	5,379,823
1,530,000	Morgan Stanley Capital I, Series 2005-IQ9, Class A4, 4.660% due 7/15/56	1,536,778
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $21,541,475)	21,027,880
REPURCHASE AGREEMENT — 27.6%
67,500,000	State Street Bank & Trust Co., dated 3/31/05, 2.380% due 4/1/05; Proceeds
	at maturity - $67,504,463; (Fully collateralized by U.S. Treasury Bill, Bond
	and Notes 0.000% to 9.250% due 5/15/05 to 2/15/16; Market value -
	$68,853,363) (Cost - $67,500,000)	67,500,000
	TOTAL INVESTMENTS - 125.2% (Cost - $302,873,376*)	306,629,027
	Liabilities in Excess of Other Assets - (25.2)%	(61,634,300)
	TOTAL NET ASSETS - 100.0%	$244,994,727

(a) All or a portion of this security is segregated for “to be announced” securities.

(b) Security is traded on a “to be announced” basis.

(c) Security acquired under mortgage dollar roll agreement.

(d) Date shown represents the last in range of maturity dates.

* Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

COP - Certificate of Participation

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedules of Investments (unaudited)		March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.8%
CONSUMER DISCRETIONARY - 10.3%
Household Durables - 1.9%
6,900	The Black & Decker Corp.	$545,031
6,000	Centex Corp.	343,620
7,117	KB Home	835,963
		1,724,614
Media - 6.0%
24,400	Cablevision Systems Corp., NY Group Class A Shares (a)	684,420
4,700	Clear Channel Communications, Inc.	162,009
18,600	Comcast Corp., Special Class A Shares (a)	621,240
8,100	Omnicom Group Inc.	717,012
73,300	Time Warner Inc. (a)	1,286,415
41,950	Viacom Inc., Class B Shares	1,461,118
22,900	Westwood One, Inc. (a)	466,015
		5,398,229
Multi-Line Retail - 0.5%
10,000	Target Corp.	500,200
Specialty Retail - 1.9%
23,000	The Home Depot, Inc.	879,520
15,200	Lowe’s Cos., Inc.	867,768
		1,747,288
	TOTAL CONSUMER DISCRETIONARY	9,370,331
CONSUMER STAPLES - 5.9%
Beverages - 2.3%
28,000	The Coca-Cola Co.	1,166,760
17,500	PepsiCo, Inc.	928,025
		2,094,785
Food & Drug Retailing - 0.8%
19,000	Sysco Corp.	680,200
Household Products - 2.2%
7,700	The Clorox Co.	485,023
29,500	Colgate-Palmolive Co.	1,539,015
		2,024,038
Personal Products - 0.6%
10,500	The Gillette Co.	530,040
	TOTAL CONSUMER STAPLES	5,329,063
ENERGY - 7.3%
Energy Equipment & Services - 1.8%
17,300	GlobalSantaFe Corp.	640,792
17,400	Noble Corp.	978,054
		1,618,846

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Oil & Gas - 5.5%
23,100	Apache Corp.	$1,414,413
32,726	BP PLC, Sponsored ADR	2,042,103
24,800	Royal Dutch Petroleum Co., New York Shares	1,488,992
		4,945,508
	TOTAL ENERGY	6,564,354
FINANCIALS - 18.1%
Banks - 2.9%
45,000	The Bank of New York Co., Inc.	1,307,250
7,200	Comerica Inc.	396,576
6,500	Fifth Third Bancorp	279,370
11,500	Wells Fargo & Co.	687,700
		2,670,896
Diversified Financials - 10.4%
28,900	American Express Co.	1,484,593
7,100	The Bear Stearns Cos. Inc.	709,290
5,100	Capital One Financial Corp.	381,327
16,200	The Charles Schwab Corp.	170,262
41,648	JPMorgan Chase & Co.	1,441,021
29,750	MBNA Corp.	730,362
10,000	Merrill Lynch & Co., Inc.	566,000
16,500	Morgan Stanley	944,625
44,900	SLM Corp.	2,237,816
11,100	State Street Corp.	485,292
4,500	T. Rowe Price Group Inc.	267,210
		9,417,798
Insurance - 4.8%
19,600	Ambac Financial Group, Inc.	1,465,100
22,460	American International Group, Inc.	1,244,509
14,000	Prudential Financial, Inc.	803,600
11,300	XL Capital Ltd., Class A Shares	817,781
		4,330,990
	TOTAL FINANCIALS	16,419,684
HEALTHCARE - 16.8%
Biotechnology - 4.7%
31,800	Amgen Inc. (a)	1,851,078
26,500	Genentech, Inc. (a)	1,500,165
15,400	Genzyme Corp. (a)	881,496
		4,232,739

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 2.6%
11,900	Guidant Corp.	$879,410
22,200	Medtronic, Inc.	1,131,090
11,200	St. Jude Medical, Inc. (a)	403,200
		2,413,700
Healthcare Providers & Services - 1.7%
7,600	Aetna, Inc.	569,620
5,000	HCA Inc.	267,850
16,200	Tenet Healthcare Corp. (a)	186,786
4,000	WellPoint Inc. (a)	501,400
		1,525,656
Pharmaceuticals - 7.8%
16,500	Eli Lilly and Co.	859,650
14,000	Johnson & Johnson	940,240
65,000	Pfizer Inc.	1,707,550
68,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,132,800
34,200	Wyeth	1,442,556
		7,082,796
	TOTAL HEALTHCARE	15,254,891
INDUSTRIALS - 11.6%
Air Freight & Couriers - 0.9%
10,800	United Parcel Service, Inc., Class B Shares	785,592
Airlines - 1.3%
81,430	Southwest Airlines Co.	1,159,563
Commercial Services & Supplies - 1.3%
10,200	First Data Corp.	400,962
24,500	Paychex, Inc.	804,090
		1,205,052
Electrical Equipment - 2.2%
76,700	American Power Conversion Corp.	2,002,637
Industrial Conglomerates - 3.2%
12,800	Honeywell International Inc.	476,288
72,000	Tyco International Ltd.	2,433,600
		2,909,888
Machinery - 1.8%
9,000	Illinois Tool Works, Inc.	805,770
23,200	Navistar International Corp. (a)	844,480
		1,650,250
Road & Rail - 0.9%
20,300	Norfolk Southern Corp.	752,115
	TOTAL INDUSTRIALS	10,465,097

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 5.5%
57,500	Cisco Systems, Inc. (a)	$1,028,675
63,300	Juniper Networks, Inc. (a)	1,396,398
44,300	Motorola, Inc.	663,171
112,200	Nokia Oyj, Sponsored ADR	1,731,246
49,100	Nortel Networks Corp. (a)	134,043
		4,953,533
Computers & Peripherals - 3.0%
33,300	Dell Inc. (a)	1,279,386
54,900	EMC Corp. (a)	676,368
29,300	Network Appliance, Inc. (a)	810,438
		2,766,192
Electronic Equipment & Instruments - 1.5%
33,100	Agilent Technologies, Inc. (a)	734,820
50,000	Vishay Intertechnology, Inc. (a)	621,500
		1,356,320
Internet Software & Services - 1.5%
59,300	IAC/InterActiveCorp (a)	1,320,611
IT Consulting & Services - 1.0%
38,600	Accenture Ltd., Class A Shares (a)	932,190
Semiconductor Equipment & Products - 2.6%
17,700	Applied Materials, Inc.	287,625
4,891	Freescale Semiconductor Inc., Class B Shares (a)	84,370
87,500	Intel Corp.	2,032,625
		2,404,620
Software - 7.1%
15,200	Amdocs Ltd. (a)	431,680
55,300	BEA Systems, Inc. (a)	440,741
52	Computer Associates International, Inc.	1,409
100,300	Microsoft Corp.	2,424,251
64,900	Oracle Corp. (a)	809,952
35,500	Siebel Systems, Inc. (a)	324,115
85,100	VERITAS Software Corp. (a)	1,976,022
		6,408,170
	TOTAL INFORMATION TECHNOLOGY	20,141,636
MATERIALS - 4.8%
Chemicals - 4.0%
22,400	Air Products & Chemicals, Inc.	1,417,696
25,000	E.I. du Pont de Nemours & Co.	1,281,000
20,000	Praxair, Inc.	957,200
		3,655,896

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Paper & Forest Products - 0.8%
10,000	International Paper Co.	$367,900
5,000	Weyerhaeuser Co.	342,500
		710,400
	TOTAL MATERIALS	4,366,296
UTILITIES - 0.8%
Electric Utilities - 0.8%
10,000	Consolidated Edison, Inc.	421,800
10,000	The Southern Co.	318,300
	TOTAL UTILITIES	740,100
	TOTAL COMMON STOCK
	(Cost - $77,148,706)	88,651,452
FACE AMOUNT
REPURCHASE AGREEMENT - 2.6%
$2,349,000	Interest in $954,517,000 joint tri-party repurchase agreement
	dated 3/31/05 with UBS Warburg, 2.840% due 4/1/05; Proceeds at
	maturity - $2,349,185; (Fully collateralized by U.S. Treasury Notes,
	0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $2,395,981)
	(Cost - $2,349,000)	2,349,000
	TOTAL INVESTMENTS - 100.4% (Cost - $79,497,706)	91,000,452
	Liabilities in Excess of Other Assets - (0.4)%	(392,561)
	TOTAL NET ASSETS - 100.0%	$90,607,891

(a) Non-income producing security.

* Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO

Schedules of Investments (unaudited)		March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.7%
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.9%
5,709	Johnson Controls, Inc.	$318,334
Automobiles - 0.9%
28,391	Ford Motor Co.	321,670
Media - 6.8%
5,094	Gannett Co., Inc.	402,834
8,195	The McGraw Hill Cos., Inc.	715,014
4,511	Omnicom Group Inc.	399,314
19,614	Reed Elsevier NV, Sponsored ADR	594,304
5,393	The Walt Disney Co.	154,941
		2,266,407
Multi-Line Retail - 3.6%
3,545	Family Dollar Stores, Inc.	107,626
9,335	The May Department Stores Co.	345,582
951	Nordstrom, Inc.	52,666
13,852	Target Corp.	692,877
		1,198,751
Specialty Retail - 1.7%
3,078	Barnes & Noble, Inc. (a)	106,160
1,307	GameStop Corp.-Class B (a)	29,146
6,128	The Gap, Inc.	133,836
5,099	Lowe’s Cos., Inc.	291,102
		560,244
Textiles & Apparel - 0.3%
2,500	Liz Claiborne, Inc.	100,325
	TOTAL CONSUMER DISCRETIONARY	4,765,731
CONSUMER STAPLES - 9.8%
Beverages - 1.1%
6,890	PepsiCo, Inc.	365,377
Food & Drug Retailing - 3.2%
2,140	CVS Corp.	112,607
8,807	Sysco Corp.	315,291
14,523	Walgreen Co.	645,112
		1,073,010
Food Products - 3.8%
8,937	Campbell Soup Co.	259,352
4,845	General Mills, Inc.	238,132
7,613	H.J. Heinz Co.	280,463
5,557	Hershey Foods Corp.	335,976
7,968	Sara Lee Corp.	176,571
		1,290,494

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Household Products - 1.4%
1,490	The Clorox Co.	$93,855
6,906	Colgate-Palmolive Co.	360,286
		454,141
Personal Products - 0.3%
2,294	The Estee Lauder Cos. Inc., Class A Shares	103,184
	TOTAL CONSUMER STAPLES	3,286,206
ENERGY - 8.8%
Energy Equipment & Services - 0.2%
1,003	Schlumberger Ltd.	70,691
Oil & Gas - 8.6%
2,375	Apache Corp.	145,421
14,999	ChevronTexaco Corp.	874,592
3,390	ConocoPhillips	365,578
14,973	Exxon Mobil Corp.	892,391
4,414	Occidental Petroleum Corp.	314,144
7,058	Pioneer Natural Resources Co.	301,518
		2,893,644
	TOTAL ENERGY	2,964,335
FINANCIALS - 15.0%
Banks - 7.1%
4,552	The Bank of New York Co., Inc.	132,236
3,842	First Horizon National Corp.	156,715
14,566	National City Corp.	487,961
5,829	SunTrust Banks, Inc.	420,096
9,923	U.S. Bancorp	285,981
3,773	Wachovia Corp.	192,083
6,889	Washington Mutual, Inc.	272,115
4,582	Wells Fargo & Co.	274,004
2,245	Zions Bancorp.	154,950
		2,376,141
Diversified Financials - 5.2%
4,583	American Express Co.	235,429
5,173	Federated Investors, Inc., Class B Shares	146,448
6,348	Merrill Lynch & Co., Inc.	359,297
8,233	State Street Corp.	359,947
10,656	T. Rowe Price Group Inc.	632,753
		1,733,874

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Insurance - 2.7%
1,450	ACE Ltd.	$59,841
2,889	Axis Capital Holdings Ltd.	78,119
5,992	The Chubb Corp.	474,986
932	The Hartford Financial Services Group, Inc.	63,898
1,949	Montpelier Re Holdings Ltd.	68,507
3,345	SAFECO Corp.	162,935
		908,286
	TOTAL FINANCIALS	5,018,301
HEALTHCARE - 11.4%
Healthcare Equipment & Supplies - 3.0%
7,812	Becton Dickinson & Co.	456,377
3,842	Biomet, Inc.	139,465
3,261	Guidant Corp.	240,988
2,400	Medtronic, Inc.	122,280
1,163	Stryker Corp.	51,881
		1,010,991
Pharmaceuticals - 8.4%
6,267	Abbott Laboratories	292,168
5,740	Barr Pharmaceuticals, Inc. (a)	280,284
5,700	Bristol-Myers Squibb Co.	145,122
4,875	Eli Lilly and Co.	253,987
9,693	Johnson & Johnson	650,982
4,388	Merck & Co., Inc.	142,040
10,750	Mylan Laboratories Inc.	190,490
6,115	Novartis AG, Sponsored ADR	286,060
3,896	Roche Holding AG, Sponsored ADR	209,526
19,331	Schering-Plough Corp.	350,858
621	Teva Pharmaceutical Industries Ltd., Sponsored ADR	19,251
		2,820,768
	TOTAL HEALTHCARE	3,831,759
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.8%
5,121	General Dynamics Corp.	548,203
3,821	United Technologies Corp.	388,443
		936,646
Air Freight & Couriers - 0.4%
1,674	United Parcel Service, Inc., Class B Shares	121,767
Airlines - 0.8%
18,014	Southwest Airlines Co.	256,519

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 1.4%
5,146	Automatic Data Processing Inc.	$231,313
2,872	DST Systems, Inc. (a)	132,629
2,790	Fiserv, Inc. (a)	111,042
		474,984
Electrical Equipment - 0.6%
2,279	Emerson Electric Co.	147,975
1,221	Rockwell Automation, Inc.	69,157
		217,132
Machinery - 3.8%
4,038	Caterpillar Inc.	369,235
6,629	Deere & Co.	445,005
6,301	PACCAR Inc.	456,129
		1,270,369
Road & Rail - 3.0%
5,404	Burlington Northern Santa Fe Corp.	291,438
19,105	Norfolk Southern Corp.	707,840
		999,278
	TOTAL INDUSTRIALS	4,276,695
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.9%
22,464	Motorola, Inc.	336,286
18,421	Nokia Oyj, Sponsored ADR	284,236
		620,522
Computers & Peripherals - 3.0%
8,238	Dell Inc. (a)	316,504
11,698	Hewlett-Packard Co.	256,654
3,179	International Business Machines Corp.	290,497
33,027	Sun Microsystems, Inc. (a)	133,429
		997,084
Electronic Equipment & Instruments - 0.5%
2,780	Diebold, Inc.	152,483
IT Consulting & Services - 0.9%
3,957	Computer Sciences Corp. (a)	181,428
3,929	SunGard Data Systems Inc. (a)	135,550
		316,978
Office Electronics - 1.0%
6,323	Canon Inc., Sponsored ADR	338,913

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 3.1%
15,737	Applied Materials, Inc.	$255,726
2,479	Freescale Semiconductor Inc., Class B Shares (a)	42,763
16,502	Intel Corp.	383,341
14,617	Texas Instruments Inc.	372,587
		1,054,417
Software - 2.8%
4,675	Adobe Systems, Inc.	314,020
15,672	Microsoft Corp.	378,792
5,930	Symantec Corp. (a)	126,487
4,862	VERITAS Software Corp. (a)	112,896
		932,195
	TOTAL INFORMATION TECHNOLOGY	4,412,592
MATERIALS - 7.3%
Chemicals - 1.9%
2,507	Air Products & Chemicals, Inc.	158,668
4,705	E.I. du Pont de Nemours & Co.	241,084
3,326	Ecolab Inc.	109,924
2,036	PPG Industries, Inc.	145,615
		655,291
Metals & Mining - 4.9%
7,312	Alcoa Inc.	222,212
2,579	BHP Billiton Ltd., Sponsored ADR	72,160
5,564	Inco Ltd. (a)	221,447
1,225	Newmont Mining Corp.	51,756
3,996	Phelps Dodge Corp.	406,513
5,066	Rio Tinto PLC, Sponsored ADR	657,313
		1,631,401
Paper & Forest Products - 0.5%
5,523	MeadWestvaco Corp.	175,742
	TOTAL MATERIALS	2,462,434
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
2,572	ALLTEL Corp.	141,074
15,561	BellSouth Corp.	409,099
22,961	SBC Communications Inc.	543,946
	TOTAL TELECOMMUNICATION SERVICES	1,094,119

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 1.9%
Electric Utilities - 1.4%
3,637	American Electric Power Co., Inc.	$123,876
3,789	Consolidated Edison, Inc.	159,820
6,059	The Southern Co.	192,858
		476,554
Gas Utilities - 0.3%
2,819	KeySpan Corp.	109,856
Water Utilities - 0.2%
1,876	Aqua America, Inc.	45,699
	TOTAL UTILITIES	632,109
	TOTAL COMMON STOCK
	(Cost - $26,433,607)	32,744,281

FACE AMOUNT
REPURCHASE AGREEMENT - 2.5%
$817,000	State Street Bank and Trust Co. dated 3/31/05, 2.380% due 4/1/05;
	Proceeds at maturity - $817,054; (Fully collateralized by U.S. Treasury
	Notes, 9.250% due 2/15/16; Market value - $836,157) (Cost - $817,000)	817,000
	TOTAL INVESTMENTS - 100.2% (Cost - $27,250,607*)	33,561,281
	Liabilities in Excess of Other Assets - (0.2)%	(53,377)
	TOTAL NET ASSETS - 100.0%	$33,507,904

(a) Non-income producing security.

*  Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The U.S. Government Securities Portfolio (“USGS”), Social Awareness Stock Portfolio (“SAS”) and Pioneer Fund Portfolio (“PFP”) (collectively, “Fund(s)’’) are separate diversified investment funds of The Travelers Series Trust (‘‘Trust’’). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (‘‘GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities for which no sales price was reported and U.S. government and agencies obligations are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources. Securities, other than obligations issued by the U.S. government or its agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity.  Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Securities Traded on a To-Be-Announced Basis.  The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount, maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions.  Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedules of Investments (unaudited) (continued)

(d) Mortgage Dollar Rolls Transactions.  The Funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.  Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of the similar securities.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	USGS	SAS	PFP
Gross unrealized appreciation	$6,155,058	$18,030,813	$6,798,188
Gross unrealized depreciation	(2,399,,407)	(6,528,067)	(487,514)
Net unrealized appreciation	$3,755,651	$11,502,746	$6,310,674

During the period ended March 31, 2005, USGS entered into mortgage dollar roll transactions in the aggregate amount of $91,837,409.

At March 31, 2005, USGS had outstanding mortgage dollar rolls with a total cost of $53,198,173 for scheduled settlements on April 13, 2005, April 18, 2005, April 20, 2005 and May 12, 2005.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/S/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/S/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	May 27, 2005